Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Research and Development Expenses
Employee compensation		¥ 580,157	¥ 461,922	¥ 311,214
Design and development expenses		406,216	603,332	423,721
Depreciation and amortization expenses		44,977	39,648	19,461
Rental and related expenses		18,818	14,269	11,761
Travel expenses		9,360	21,815	12,827
Others		40,329	28,154	14,733
Total	$ 168,560	¥ 1,099,857	¥ 1,169,140	¥ 793,717